Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

Note 30 – Related party transactions

The Corporation grants loans to its directors, executive officers, including certain related individuals or organizations, and affiliates in the ordinary course of business. The activity and balance of these loans were as follows:

(In thousands)
Balance at December 31, 2015	$165,238
New loans	2,639
Payments	(30,639)
Other changes	(687)
Balance at December 31, 2016	$136,551
New loans	17,608
Payments	(22,796)
Other changes, including existing loans to new related parties	51,626
Balance at December 31, 2017	$182,989
New loans and payments include disbursements and collections from existing lines of credit.

In June 2006, family members of a director of the Corporation, obtained a $0.8 million mortgage loan from Popular Mortgage, Inc., secured by a residential property. The director was not a director of the Corporation at the time the loan was made. In March, 2012 the loan was restructured under the Corporation’s loss mitigation program. During 2017, the borrower defaulted on his payment obligations under the restructured loan and as of December 31, 2017 the loan was 306 days past due. The balance due on the loan at December 31, 2017 was approximately $0.9 million.

In June 2017, one of our directors acquired new family relationships by way of marriage. The following loans were obtained prior to the director’s marriage:

In November 2003, an entity owned by two brothers-in-law of a director of the Corporation obtained a commercial loan in the aggregate amount of $0.7 million from Westernbank. The loan was acquired by BPPR as part of a FDIC assisted transaction in 2010. The loan is a fully amortizing 30-year loan with a variable interest rate and it is secured by real estate and guaranteed by the two brothers-in-law and their wives. The outstanding principal balance on the loan as of December 31, 2017 was $0.4 million.

In May 2001, brother-in-law of a director of the Corporation obtained a $0.3 million mortgage loan from Doral Bank, secured by a residential property. The loan was a fully amortizing 30-year loan with a fixed annual rate of 7.250%. The borrower became delinquent on his payments commencing in October 2011. After the FDIC placed Doral Bank in receivership in 2015, BPPR began to act as servicer of the loan for the benefit of a third-party investor. After exhausting various collection and loss mitigation efforts, BPPR, acting as servicer, and the borrower, negotiated and entered into a deed in lieu of foreclosure in June 2017. As a result of that transaction, the third-party investor acquired the residential property that secured the mortgage loan and recorded a loss of $0.2 million. At the time of closing of the deed in lieu of foreclosure transactions, the outstanding principal balance of the loan was $0.3 million and the loan payoff amount, including principal, interest and other accrued fees was $0.4 million. The deed in lieu of foreclosure was approved and ratified by the Audit Committee under the Related Party Policy.

In 2010, as part of the Westernbank FDIC assisted transaction, BPPR acquired (i) four commercial loans made to entities that were wholly owned by one brother-in-law of a director of the Corporation and (ii) one commercial loan made to an entity that was owned by the same brother-in-law together with this director’s father-in-law and another brother-in-law. The loans were secured by real estate and personally guaranteed by the owners of each entity. The loans were originated by Westerbank between 2001 and 2005 and had an aggregate outstanding principal balance of approximately $33.5 million when they were acquired by BPPR in 2010. Between 2011 and 2014, the loans were restructured to consist of (i) five notes with an aggregate outstanding principal balance of $19.8 million with a 6% annual interest rate (“Notes A”) and (ii) five notes with an aggregate outstanding balance of $13.5 million with a 1% annual interest rate, to be paid upon maturity (“Notes B”). The restructured notes had a maturity of September 30, 2016 and, thereafter, various interim renewals were approved, with the last two renewals occurring in June 2017 and October 2017, with the renewed loans maturing in January 31, 2018. The June renewals included a six-month principal moratorium for four of the Notes A commencing on March 2017 and a change in the interest from 6% to 4.25% in one of the Notes A. The October renewals included a 60-day moratorium of principal and interest on all of the Notes A and a subsequent 60-day principal moratorium on four of the Notes A. The aggregate outstanding balance on the loans as of December 31, 2017 was approximately $32.1 million. Although the loans were not paid by the borrowers upon their expiration on January 31, 2018, borrowers have continued to make payments of principal and interest for all Notes A, except one in which they are only making interest payments. The June and October renewals and moratoriums were ratified by the Audit Committee under the Related Party Policy.

In April 2010, in connection with the acquisition of the Westernbank assets from the FDIC, as receiver, BPPR acquired a term loan to a corporate borrower partially owned by an investment corporation in which the Corporation’s Executive Chairman, at that time the Chief Executive Officer, as well as certain of his family members, are the owners. In addition, the officer’s sister and brother-in-law are owners of an entity that holds an ownership interest in the borrower. At the time the loan was acquired by BPPR, it had an unpaid principal balance of $40.2 million. In May 2017, this loan was sold by BPPR to Popular, Inc., holding company (“PIHC”). At the time of sale, the loan had an unpaid principal balance of $37.9 million. PIHC paid $37.9 million to BPPR for the loan, of which $6.0 million was recognized by BPPR as a capital contribution representing the difference between the fair value and the book value of the loan at the time of transfer. Immediately upon being acquired by BHC, the loan’s maturity was extended by 90 days (under the same terms as originally contracted) to provide the BHC additional time to evaluate a refinancing or long-term extension of the loan. In August 2017, the credit facility was refinanced with a stated maturity in February 2019. The facility was subject to the loan payment moratorium offered as part of the hurricane relief efforts. As such, interest payments amounting to approximately $0.5 million were deferred and capitalized as part of the loan balance. As of December 31, 2017, the unpaid principal balance amounted to $38.2 million. The renewal, acquisition and refinancing described above were approved by the Audit Committee under the Related Party Policy.

On February 2018, BPPR entered into a definitive asset purchase agreement for the acquisition of the Reliable Financial Services and Reliable Financial Holding Company auto finance business in Puerto Rico. Refer to Note 42 for additional information on this transaction. As part of the acquisition transaction, BPPR agreed to enter in an agreement with Reliable Financial Services to sublease the space necessary for BPPR to continue the acquired operations. Reliable Financial Services’ lease agreement is with the entity in which the Corporation’s Executive Chairman and his family members hold an ownership interest, described in the preceeding paragraph as having a loan with the Corporation. The estimated total rental amount to be paid during a 12-month period by BPPR to Reliable Financial Services under the sublease is approximately $2 million. BPPR’s agreement to enter into a sublease with Reliable Financial Services in connection with the acquisition transaction was ratified by the Audit Committee under the Related Party Policy.

The Corporation has had loan transactions with the Corporation’s directors, executive officers, including certain related individuals or organizations, and affiliates, and proposes to continue such transactions in the ordinary course of its business, on substantially the same terms, including interest rates and collateral, as those prevailing for comparable loan transactions with third parties, except as disclosed above. Except as discussed above, the extensions of credit have not involved and do not currently involve more than normal risks of collection or present other unfavorable features.

At December 31, 2017, the Corporation’s banking subsidiaries held deposits from related parties, excluding EVERTEC, Inc. (“EVERTEC”) amounting to $431 million (2016 - $328 million).

From time to time, the Corporation, in the ordinary course of business, obtains services from related parties that have some association with the Corporation. Management believes the terms of such arrangements are consistent with arrangements entered into with independent third parties.

During 2017 the Corporation engaged, in the ordinary course of business, the legal services of a law firm of which the father-in-law of an officer of the Corporation, is a partner. The fees paid to this firm for the fiscal year 2017 amounted to approximately $0.2 million. The engagement of the aforementioned law firm was approved and ratified by the Audit Committee under the Related Party Policy.

For the year ended December 31, 2017, the Corporation made contributions of approximately $1.0 million to Banco Popular Foundations, which are not-for-profit corporations dedicated to philanthropic work (2016 - $1.5 million). In addition, during 2017, the Corporation contributed approximately $1.2 million to the Embracing Puerto Rico campaign which supports Hurricane Maria relief initiatives, and $0.3 million to the Employee Emergency Fund, both of which are sponsored by the BPPR Foundation. The Corporation also provided human and operational resources to support the activities of the Puerto Rico Foundation which in 2017 amounted to approximately $1.2 million.

Related party transactions with EVERTEC, as an affiliate

The Corporation has an investment in EVERTEC, Inc. (“EVERTEC”), which provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC. As of December 31, 2017, the Corporation’s stake in EVERTEC was 16.10%.The Corporation continues to have significant influence over EVERTEC. Accordingly, the investment in EVERTEC is accounted for under the equity method and is evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other than temporary.

On May 26, 2016, EVERTEC, Inc. filed its Annual Report on Form 10-K for the year ended December 31, 2015, which included restated audited results for the years ended December 31, 2014 and 2013, correcting certain errors involved with the accounting for tax positions taken by EVERTEC in the 2010 tax year and other miscellaneous accounting adjustments. The Corporation’s proportionate share of the cumulative impact of the EVERTEC restatement and other corrective adjustments to its financial statements was approximately $2.2 million and is reflected as part of other non-interest income.

The Corporation received $3.5 million in dividend distributions during the year ended December 31, 2017 from its investments in EVERTEC’s holding company (December 31, 2016 - $4.7 million). The Corporation’s equity in EVERTEC is presented in the table which follows and is included as part of “other assets” in the consolidated statement of financial condition.

(In thousands)	December 31, 2017	December 31, 2016
Equity investment in EVERTEC	$47,532	$38,904

The Corporation had the following financial condition balances outstanding with EVERTEC at December 31, 2017 and December 31, 2016. Items that represent liabilities to the Corporation are presented with parenthesis.

(In thousands)	December 31, 2017	December 31, 2016
Accounts receivable (Other assets)	$6,830	$6,394
Deposits	(22,284)	(14,899)
Accounts payable (Other liabilities)	(2,040)	(20,372)
Net total	$(17,494)	$(28,877)

The Corporation’s proportionate share of income from EVERTEC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation’s proportionate share of EVERTEC’s income and changes in stockholders’ equity for the years ended December 31, 2017, 2016 and 2015.

	Years ended December 31,
(In thousands)	2017	2016	2015
Share of income from investment in EVERTEC	$8,924	$11,796	$11,593
Share of other changes in EVERTEC's stockholders' equity	2,659	(573)	1,636
Share of EVERTEC's changes in equity recognized in income	$11,583	$11,223	$13,229

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2017, 2016 and 2015. Items that represent expenses to the Corporation are presented with parenthesis.

	Years ended December 31,
(In thousands)	2017	2016	2015	Category
Interest expense on deposits	$(44)	$(64)	$(58)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	28,136	29,739	27,816	Other service fees
Rental income charged to EVERTEC	6,855	6,995	6,898	Net occupancy
Processing fees on services provided by EVERTEC	(176,971)	(178,524)	(164,809)	Professional fees
Other services provided to EVERTEC	1,236	1,052	1,311	Other operating expenses
Total	$(140,788)	$(140,802)	$(128,842)

PRLP 2011 Holdings, LLC

As indicated in Note 28 to the Consolidated Financial Statements, the Corporation holds a 24.9% equity interest in PRLP 2011 Holdings, LLC and currently holds certain deposits from the entity.

The Corporation’s equity in PRLP 2011 Holdings, LLC is presented in the table which follows and is included as part of “other assets” in the Consolidated Statements of Financial Condition.

(In thousands)	December 31, 2017	December 31, 2016
Equity investment in PRLP 2011 Holdings, LLC	$7,199	$9,167

The Corporation had the following financial condition balances outstanding with PRLP 2011 Holdings, LLC at December 31, 2017 and December 31, 2016.

(In thousands)	December 31, 2017	December 31, 2016
Deposits (non-interest bearing)	$(20)	$(1,127)

The Corporation’s proportionate share of income or loss from PRLP 2011 Holdings, LLC is included in other operating income in the Consolidated Statements of Operations. The following table presents the Corporation’s proportionate share of loss from PRLP 2011 Holdings, LLC for the years ended December 31, 2017, 2016 and 2015.

	Years ended December 31,
(In thousands)	2017	2016	2015
Share of loss from the equity investment in PRLP 2011 Holdings, LLC	$(972)	$(502)	$(4,021)

During the years ended December 31, 2017, the Corporation received $ 1.0 million in capital distributions from its investment in PRLP 2011 Holdings, LLC (December 31, 2016 - $ 3.4 million). The following table presents transactions between the Corporation and PRLP 2011 Holdings, LLC and their impact on the Corporation’s results of operations for the years ended December 31, 2017, 2016 and 2015.

	For the years ended December 31,
(In thousands)	2017	2016	2015	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$-	$11	$189	Interest income

PR Asset Portfolio 2013-1 International, LLC

As indicated in Note 28 to the Consolidated Financial Statements, effective March 2013 the Corporation holds a 24.9% equity interest in PR Asset Portfolio 2013-1 International, LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The Corporation’s equity in PR Asset Portfolio 2013-1 International, LLC is presented in the table which follows and is included as part of “other assets” in the Consolidated Statements of Financial Condition.

(In thousands)	December 31, 2017	December 31, 2016
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$12,874	$22,378

The Corporation had the following financial condition balances outstanding with PR Asset Portfolio 2013-1 International, LLC, at December 31, 2017 and December 31, 2016.

(In thousands)	December 31, 2017	December 31, 2016
Loans	$-	$3,866
Accrued interest receivable	-	19
Deposits	(10,501)	(9,692)
Net total	$(10,501)	$(5,807)

The Corporation’s proportionate share of income or loss from PR Asset Portfolio 2013-1 International, LLC is included in other operating income in the Consolidated Statements of Operations. The following table presents the Corporation’s proportionate share of loss from PR Asset Portfolio 2013-1 International, LLC for years ended December 31, 2017, 2016 and 2015.

	Years ended December 31,
(In thousands)	2017	2016	2015
Share of loss from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(2,444)	$(2,057)	$(6,280)

During the year ended December 31, 2017, the Corporation received $ 7.1 million in capital distribution from its investment in PR Asset Portfolio 2013-1 International, LLC. No capital distribution was received during the year ended December 31, 2016. The Corporation received $0.7 million in dividend distributions during the year ended December 31, 2017, which were declared by PR Asset Portfolio 2013-1 International, LLC during the year ended December 31, 2016. The following table presents transactions between the Corporation and PR Asset Portfolio 2013-1 International, LLC and their impact on the Corporation’s results of operations for the years ended December 31, 2017, 2016 and 2015.

	Years ended December 31,
(In thousands)	2017	2016	2015	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$9	$1,011	$2,805	Interest income
Interest expense on deposits	(31)	(4)	(4)	Interest expense
Total	$(22)	$1,007	2,801

Centro Financiero BHD León

At December 31, 2017, the Corporation had a 15.84% stake in Centro Financiero BHD Leon, S.A. (“BHD Leon”), one of the largest banking and financial services groups in the Dominican Republic. During the year ended December 31, 2017, the Corporation recorded $ 24.8 million in earnings from its investment in BHD Leon (2016 - $ 24.1 million), which had a carrying amount of $ 135.0 million at December 31, 2017 (December 31, 2016 - $ 125.5 million). As of December 31, 2016 BPPR had extended a credit facility of $ 50 million to BHD León, with an outstanding balance of $ 25 million. This credit facility expired during March 2017. On December 2017, BPPR extended a credit facility of $ 40 million to BHD León, with an outstanding balance of $ 40 million at year end. The Corporation received $ 11.8 million in dividend distributions during the year ended December 31, 2017 from its investment in BHD Leon (December 31, 2016 - $ 12.1 million).

On June 30, 2017, BPPR extended an $8 million credit facility to Grupo Financiero Leon, S.A. Panamá (“GFL”), a shareholder of BHD Leon. The sources of repayment for this loan are the dividends to be received by GFL from its investment in BHD Leon. BPPR’s credit facility ranks pari passu with another $8 million credit facility extended to GFL by BHD International Panama, an affiliate of BHD Leon.

Puerto Rico Investment Companies

The Corporation provides advisory services to several Puerto Rico investment companies in exchange for a fee. The Corporation also provides administrative, custody and transfer agency services to these investment companies. These fees are calculated at an annual rate of the average net assets of the investment company, as defined in each agreement. Due to its advisory role, the Corporation considers these investment companies as related parties.

For the year ended December 31, 2017 administrative fees charged to these investment companies amounted to $ 7.7 million (2016- $ 8.6 million) and waived fees amounted to $ 2.2 million (2016 - $ 2.8 million), for a net fee of $ 5.5 million (2016 - $ 5.8 million).

The Corporation, through its subsidiary Banco Popular de Puerto Rico, has also entered into lines of credit facilities with these companies. As of December 31, 2017, the available lines of credit facilities amounted to $356 million (December 31 2016 - $357 million). The aggregate sum of all outstanding balances under all credit facilities that may be made available by BPPR, from time to time, to those Puerto Rico investment companies for which BPPR acts as investment advisor or co-investment advisor, shall never exceed the lesser of $200 million or 10% of BPPR’s capital.